FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE OF INVESTMENTS
Schedule of unrealized profit (loss) on open forwards and futures contracts, by the fair value hierarchy levels

2015	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Assets
Futures	$22,033,208	$19,842,837	$2,190,371	$—
Forwards	4,751,569	—	4,751,569	—

	$26,784,777	$19,842,837	$6,941,940	$—

Liabilities
Futures	$14,613,804	$13,913,792	$700,012	$—
Forwards	6,680,274	—	6,680,274	—

	$21,294,078	$13,913,792	$7,380,286	$—

December 31, 2015	$5,490,699	$5,929,045	$(438,346)	$—

2014	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Assets
Futures	$44,175,968	$41,776,309	$2,399,659	$—
Forwards	4,533,927	—	4,533,927	—

	$48,709,895	$41,776,309	$6,933,586	$—

Liabilities
Futures	$13,528,343	$10,463,309	$3,065,034	$—
Forwards	9,079,528	—	9,079,528	—

	$22,607,871	$10,463,309	$12,144,562	$—

December 31, 2014	$26,102,024	$31,313,000	$(5,210,976)	$—

Schedule of trading profits and losses before brokerage commissions, by commodity industry sector

	December 31, 2015	December 31, 2014	December 31, 2013
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$3,186,283	$(10,831,497)	$18,252,148
Currencies	(8,966,092)	23,750,878	22,068,047
Energy	36,538,775	48,093,717	(19,454,292)
Interest rates	17,080,347	112,341,985	(54,443,134)
Metals	8,631,611	(1,188,085)	21,130,440
Stock indices	(26,141,465)	(2,148,455)	116,458,686

Total, net	$30,329,459	$170,018,543	$104,011,895